Long-term Debt - Summary of Debt Disclosure (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total debt	$ 60,177	$ 186	$ 93
Current portion of debt	39	38	0
Long-term debt	60,138	148	93
Unamortized convertible note discount - embedded conversion feature	(24,426)
Unamortized debt issuance costs - convertible note	(4,080)	0
Long-term debt, net	31,632	148	93
Note payable for land [Member]
Debt Instrument [Line Items]
Total debt		0	93
Vehicle notes payable [Member]
Debt Instrument [Line Items]
Total debt	177	186	$ 0
Convertible Note [Member]
Debt Instrument [Line Items]
Total debt	$ 60,000	$ 0